IMPAIRMENT AND REVERSAL OF NON-CURRENT ASSETS - Impairment Losses (Reversals) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Impairment and reversal of non-current assets
Impairment (reversals) charges	$ (63)	$ (269)
Individual assets or cash-generating units [member] | Tanzanian Mines [Member]
Impairment and reversal of non-current assets
Impairment (reversals) charges	5	(304)
Individual assets or cash-generating units [member] | Cortez [Member]
Impairment and reversal of non-current assets
Impairment (reversals) charges	0	10
Individual assets or cash-generating units [member] | Pueblo Viejo [Member]
Impairment and reversal of non-current assets
Impairment (reversals) charges	(7)	5
Individual assets or cash-generating units [member] | Lagunas Norte [Member]
Impairment and reversal of non-current assets
Impairment (reversals) charges	(86)	0
Individual assets or cash-generating units [member] | Golden Sunlight [Member]
Impairment and reversal of non-current assets
Impairment (reversals) charges	15	0
Individual assets or cash-generating units [member] | Hemlo
Impairment and reversal of non-current assets
Impairment (reversals) charges	5	0
Intangible assets and goodwill
Impairment and reversal of non-current assets
Impairment (reversals) charges	0	12
Other assets | Other Mines
Impairment and reversal of non-current assets
Impairment (reversals) charges	5	8
Impairment (reversals) of long lived assets
Impairment and reversal of non-current assets
Impairment (reversals) charges	$ (63)	$ (269)